Investments Accounted for Using the Equity Method - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2016 TWD ($) shares	Jul. 31, 2016 TWD ($) shares	Jul. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2016 TWD ($)
ASE Test, Inc. [member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Percentage of ownership				100.00%	100.00%
ASE Test, Inc. [member] | Advanced Microelectronic Products Inc. [member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Preferred shares acquired | shares	90,000,000
Consideration paid in cash for shares | $	$ 225,000
Advanced Microelectronic Products Inc. [member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Percentage of ownership	38.76%
ASE Embedded Electronics Inc. [member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Increase in capital | $						$ 146,903
Percentage of ownership interest in joint venture				51.00%	51.00%
Deca Technologies Inc. [member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Preferred shares acquired | shares		98,490,000	98,490,000
Preferred shares issued per share | $ / shares			$ 0.608
Consideration paid in cash for shares		$ 1,934,062	$ 59,882
Percentage of ownership interest in associate		22.07%	22.07%	22.04%	22.07%